Inventories (Tables)	6 Months Ended
Jun. 30, 2012
Inventories (Abstract)
Schedule of inventory
	December 31, 2011	June 30, 2012
Lubricants	2,200	2,120
Bunkers	1,667	776
Total	3,867	2,896